Debt (Summary of Outstanding Borrowings Interest Rates and Table Due Dates) (Details)	12 Months Ended
	Dec. 31, 2015	Feb. 12, 2015
Mplx Lp [Member] | MPLX Revolver [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date	Dec. 04, 2020
Mplx Lp [Member] | MPLX Term Loan [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date	Nov. 20, 2019
Mplx Lp [Member] | 4.000% senior notes due 2025
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		4.00%
Mplx Lp [Member] | Line of Credit [Member] | MPLX Revolver [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date	Dec. 04, 2020
Mplx Lp [Member] | Unsecured Debt [Member] | MPLX Term Loan [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date	Nov. 20, 2019
Mplx Lp [Member] | Senior Notes [Member] | 5.500% senior notes due 2023
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.50%
Debt Instrument, Maturity Date	Feb. 15, 2023
Mplx Lp [Member] | Senior Notes [Member] | 4.500% senior notes due 2023
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.50%
Debt Instrument, Maturity Date	Jul. 15, 2023
Mplx Lp [Member] | Senior Notes [Member] | 4.875% senior notes due 2024
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.875%
Debt Instrument, Maturity Date	Dec. 01, 2024
Mplx Lp [Member] | Senior Notes [Member] | 4.000% senior notes due 2025
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		4.00%
Debt Instrument, Maturity Date	Feb. 15, 2025
Mplx Lp [Member] | Senior Notes [Member] | 4.875% senior notes due 2025
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.875%
Debt Instrument, Maturity Date	Jun. 01, 2025
MarkWest [Member] | Senior Notes [Member] | 5.500% senior notes due 2023
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.50%
Debt Instrument, Maturity Date	Feb. 15, 2023
MarkWest [Member] | Senior Notes [Member] | 4.500% senior notes due 2023
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.50%
Debt Instrument, Maturity Date	Jul. 15, 2023
MarkWest [Member] | Senior Notes [Member] | 4.875% senior notes due 2024
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.875%
Debt Instrument, Maturity Date	Dec. 01, 2024
MarkWest [Member] | Senior Notes [Member] | 4.875% senior notes due 2025
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.875%
Debt Instrument, Maturity Date	Jun. 01, 2025
Marathon Pipe Line Llc [Member] | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Capital Lease Due Date Year	2020